Securities Available-for-Sale (Activity Related to Credit Component Recognized in Earnings on Debt Securities) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of period	$ 330	$ 330	$ 330	$ 176		$ 578	$ 578
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	248	248	248	154	176
Cumulative pre-tax credit losses, end of period	$ 578	$ 578	$ 578	$ 330	$ 176	$ 578	$ 578